1. Business, Going Concern, Liquidity and Summary of Significant Accounting Policies: Use of Estimates (Policies)	12 Months Ended
Mar. 31, 2018
Policies
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. The consolidated financial statements include significant estimates for the expected economic life and value of our licensed technology, allowance for doubtful accounts, value of contingent consideration, value of our debt issuances, accruals for estimated product returns, allowance for inventory obsolescence, allowance for our net operating loss carry forward and related valuation allowance for tax purposes and our stock-based compensation related to employees and directors, consultants and advisors. Because of the use of estimates inherent in the financial reporting process, actual results could differ significantly from those estimates.